Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2020
Disclosure Of Detailed Information About Accounts Payable And Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at	March 31,
	2020	2019
	$	$
Trade accounts payable	14,972	19,004
Accrued liabilities	13,998	9,158
Accrued compensation	18,411	18,182
Consumption taxes payable	2,241	1,505
Performance obligations in customer contracts	219	932
Provision	486	154
	50,327	48,935

The following table summarizes the provision recorded by the Group:

As at	March 31,
	2020	2019
	$	$
Beginning balance	154	929
Paid or otherwise settled	—	(775)
Additional provision	332	—
Ending balance	486	154

The provision as at March 31, 2020 was in respect of a former employee claim and in respect of certain claims from a business acquisition. The provision as at March 31, 2019 was in respect of former employee claims.